Expense Example {- Franklin Exponential Data ETF} - Franklin Exponential Data ETF - 01 - Franklin Exponential Data ETF - Franklin Exponential Data ETF	Jan. 11, 2021 USD ($)
Expense Example:
1 year	$ 51
3 years	$ 215